Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	BASIC MATERIALS — 5.9%
4,110	Air Products and Chemicals, Inc.	$1,084,424
14,100	Dow, Inc.	768,027
		1,852,451
	COMMUNICATIONS — 12.9%
65,700	AT&T, Inc.	1,264,725
22,540	Cisco Systems, Inc.	1,092,063
24,900	Comcast Corp. - Class A	1,027,623
17,000	Corning, Inc.	680,170
		4,064,581
	CONSUMER, CYCLICAL — 2.6%
2,250	Home Depot, Inc.	828,360
	CONSUMER, NON-CYCLICAL — 26.7%
6,800	AbbVie, Inc.	1,260,176
24,790	Altria Group, Inc.	1,214,958
14,600	Bristol-Myers Squibb Co.	694,376
18,755	CVS Health Corp.	1,131,489
13,200	Gilead Sciences, Inc.	1,003,992
5,989	Johnson & Johnson	945,364
35,325	Kenvue, Inc.	653,159
8,600	Medtronic PLC[1]	690,752
12,800	Tyson Foods, Inc. - Class A	779,520
		8,373,786
	ENERGY — 11.0%
6,955	Chevron Corp.	1,116,069
33,700	Enbridge, Inc.[1]	1,261,054
7,400	Phillips 66	1,076,552
		3,453,675
	FINANCIAL — 15.1%
1,250	BlackRock, Inc.	1,095,625
5,600	Capital One Financial Corp.	847,840
6,900	JPMorgan Chase & Co.	1,468,320
7,755	M&T Bank Corp.	1,335,178
		4,746,963
	INDUSTRIAL — 12.6%
8,100	CRH PLC[1]	694,170
9,500	Emerson Electric Co.	1,112,545
2,065	Lockheed Martin Corp.	1,119,065
7,920	United Parcel Service, Inc. - Class B	1,032,530
		3,958,310

Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 6.1%
5,550	Broadcom, Inc.	$891,774
5,290	International Business Machines Corp.	1,016,421
		1,908,195
	UTILITIES — 5.7%
15,700	Evergy, Inc.	910,600
10,940	Sempra	875,856
		1,786,456
	Total Common Stocks
	(Cost $21,879,988)	30,972,777
	SHORT-TERM INVESTMENTS — 1.4%
428,965	Fidelity Investments Money Market Treasury Portfolio - Institutional, 5.114%[2]	428,965
	Total Short-Term Investments
	(Cost $428,965)	428,965
	TOTAL INVESTMENTS — 100.0%
	(Cost $22,308,953)	31,401,742
	Other Assets in Excess of Liabilities — 0.0%	15,125
	TOTAL NET ASSETS — 100.0%	$31,416,867

PLC – Public Limited Company

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.